AMG Veritas Global Real Return Fund
Schedule of Portfolio Investments (unaudited)
December 31, 2022
	Shares	Value
Common Stocks - 96.6%
Communication Services - 12.9%
Alphabet, Inc., Class A (United States)*	73,944	$6,524,079
Charter Communications, Inc., Class A (United States)*	14,478	4,909,152
Meta Platforms, Inc., Class A (United States)*	17,954	2,160,584

Total Communication Services		13,593,815
Consumer Discretionary - 3.8%
Amazon.com, Inc. (United States)*	48,377	4,063,668
Consumer Staples - 4.3%
Unilever PLC (United Kingdom)	89,679	4,499,805
Financials - 5.1%
Intercontinental Exchange, Inc. (United States)	26,608	2,729,715
Moody's Corp. (United States)	9,675	2,695,648

Total Financials		5,425,363
Health Care - 26.1%
Becton Dickinson and Co. (United States)	14,270	3,628,861
Bio-Rad Laboratories, Inc., Class A (United States)*	8,039	3,380,319
Catalent, Inc. (United States)*	77,522	3,489,265
The Cooper Cos, Inc. (United States)	12,204	4,035,497
CVS Health Corp. (United States)	34,666	3,230,525
Illumina, Inc. (United States)*	11,199	2,264,438
Sonic Healthcare, Ltd. (Australia)	91,915	1,870,564
Thermo Fisher Scientific, Inc. (United States)	5,644	3,108,094
UnitedHealth Group, Inc. (United States)	4,858	2,575,614

Total Health Care		27,583,177
Industrials - 25.9%
Aena SME SA (Spain)*,1	30,839	3,865,929
Airbus SE (France)	33,295	3,958,859
BAE Systems PLC (United Kingdom)	293,881	3,035,322
Canadian Pacific Railway, Ltd. (Canada)[2]	75,341	5,619,685
Safran SA (France)	43,691	5,472,472
Vinci, S.A. (France)	54,216	5,404,631

Total Industrials		27,356,898
Information Technology - 16.0%
Fiserv, Inc. (United States)*	45,810	4,630,017
Mastercard, Inc., Class A (United States)	16,811	5,845,689
Microsoft Corp. (United States)	26,945	6,461,950

Total Information Technology		16,937,656
Materials - 2.5%
Franco-Nevada Corp. (Canada)	19,701	2,688,793

Total Common Stocks (Cost $118,676,699)		102,149,175

	Principal Amount	Value
Short-Term Investments - 6.1%
Joint Repurchase Agreements - 5.4%[3]
Bank of America Securities, Inc., dated 12/30/22, due 01/03/23, 4.300% total to be received $1,361,812 (collateralized by various U.S. Government Agency Obligations, 1.500% - 6.500%, 05/01/37 - 05/01/58, totaling $1,388,385)	$1,361,162	$1,361,162
Citigroup Global Markets, Inc., dated 12/30/22, due 01/03/23, 4.250% total to be received $286,406 (collateralized by various U.S. Treasuries, 0.000% - 4.500%, 04/11/23 - 10/31/29, totaling $291,996)	286,271	286,271
MUFG Securities America, Inc., dated 12/30/22, due 01/03/23, 4.300% total to be received $1,361,812 (collateralized by various U.S. Government Agency Obligations, 2.000% - 5.500%, 08/01/24 - 01/01/53, totaling $1,388,385)	1,361,162	1,361,162
National Bank Financial, dated 12/30/22, due 01/03/23, 4.340% total to be received $1,361,818 (collateralized by various U.S. Treasuries, 0.000% - 4.435%, 01/03/23 - 09/09/49, totaling $1,388,385)	1,361,162	1,361,162
RBC Dominion Securities, Inc., dated 12/30/22, due 01/03/23, 4.300% total to be received $1,361,812 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.000%, 09/01/24 - 10/20/52, totaling $1,388,385)	1,361,162	1,361,162

Total Joint Repurchase Agreements		5,730,919

	Shares
Other Investment Companies - 0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.19%[4]	301,478	301,478
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.27%[4]	452,217	452,217

Total Other Investment Companies		753,695

Total Short-Term Investments (Cost $6,484,614)		6,484,614
Total Investments - 102.7% (Cost $125,161,313)		108,633,789
Derivatives - 1.7%[5]		1,778,158
Other Assets, less Liabilities - (4.4)%		(4,637,439)
Net Assets - 100.0%		$105,774,508

AMG Veritas Global Real Return Fund
Schedule of Portfolio Investments (continued)
*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, the value of this security amounted to $3,865,929 or 3.7% of net assets.
[2]	Some of this security, amounting to $5,553,076 or 5.3% of net assets, was out on loan to various borrowers and is collateralized by cash. See below for more information.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the December 31, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
[5]	Includes Futures Contracts. Please refer to the Futures Contracts table for the details.
Open Futures Contracts
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
EURO STOXX 50	EUR	465	Short	03/17/23	$(18,840,188)	$891,661
S&P 500 E-Mini Index	USD	108	Short	03/17/23	(20,849,400)	886,497
					Total	$1,778,158

CURRENCY ABBREVIATIONS:
EUR	Euro Dollar
USD	U.S. Dollar
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of December 31, 2022:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Health Care	$25,712,613	$1,870,564	—	$27,583,177
Industrials	5,619,685	21,737,213	—	27,356,898
Information Technology	16,937,656	—	—	16,937,656
Communication Services	13,593,815	—	—	13,593,815
Financials	5,425,363	—	—	5,425,363
Consumer Staples	—	4,499,805	—	4,499,805
Consumer Discretionary	4,063,668	—	—	4,063,668
Materials	2,688,793	—	—	2,688,793
Short-Term Investments
Joint Repurchase Agreements	—	5,730,919	—	5,730,919
Other Investment Companies	753,695	—	—	753,695
Total Investments in Securities	$74,795,288	$33,838,501	—	$108,633,789
Financial Derivative Instruments - Assets
Equity Futures Contracts	$1,778,158	—	—	$1,778,158
Total Financial Derivative Instruments	$1,778,158	—	—	$1,778,158

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended December 31, 2022, there were no transfers in or out of Level 3.

AMG Veritas Global Real Return Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at December 31, 2022, was as follows:
Country	% of Long-Term Investments
Australia	1.8
Canada	8.1
France	14.5
Spain	3.8
United Kingdom	7.4
United States	64.4
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at December 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$5,553,076	$5,730,919	—	$5,730,919
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.